Document and Entity Information	Oct. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Entity Central Index Key	0001317474
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 24, 2021
Document Effective Date	Feb. 28, 2021
Prospectus Date	Feb. 28, 2021